Other Liabilities - Details of Other Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Extension of concessions	$ 7	$ 8	$ 8
Liabilities for contractual claims	1	26	86
Miscellaneous	4		14
Total, other current liabilities	12	34	108
Noncurrent
Extension of concessions	18	8	8
Liabilities for contractual claims	1	1	27
Total, other noncurrent liabilities	$ 19	$ 9	$ 35